CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments – Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of operations.

The Company did not pay any dividend for the periods presented. As of December 31, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As of December 31, 2023 and 2022, the parent company’s share of losses of an investee exceeds the carrying amount of an investment accounted for by the equity method. As a result, the parent company discontinued applying the equity method in accordance with ASC 323-10-35-20.

On June 1, 2023, the Company consummated the business combination and Chijet Motor has become the parent company of Chijet (Note 1(b)). The condensed financial information for the year ended December 31, 2023 was prepared with Chijet Motor as the parent company. And for the years ended December 31, 2022 and 2021, the condensed financial information was prepared with Chijet Inc., as the parent company.

PARENT COMPANY CONDENSED BALANCE SHEETS

(Amounts in thousands of US$, except for number of shares and per share data)

	December 31, 2023	December 31, 2022
ASSETS
Current assets
Cash and cash equivalents	$48	$23
Other current assets	8,765	-
Other current assets from related parties	60	-
Promissory Notes receivable	-	1,380
Total current assets	8,873	1,403

Total assets	$8,873	$1,403

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Amounts due to related parties	$-	$8
Accruals and other current liabilities to related parties	50	-
Promissory Notes receivable	-	1,380
Accruals and other current liabilities	5,274	-
Total current liabilities	5,324	1,388

Total liabilities	5,324	1,388

Shareholders’ Equity
Ordinary share	-	27
Additional paid-in capital	30,041	-
Accumulated deficit	(26,492)	(12)

Total shareholders’ equity	3,549	15

Total liabilities and shareholders’ equity	$8,873	$1,403

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Revenues	$-	$-	$-
Cost of revenues	-	-	-
Gross loss	-	-	-

Operating expenses:

Selling, general and administrative	3,592	577	8
Total operating expenses	3,592	577	8

Loss from operations	(3,592)	(577)	(8)

Other income	-	600	-
Interest income	-	-	-
Total other income, net	-	600	-

(Loss) income from operations before income taxes	(3,592)	23	(8)

Provision for income tax benefits (expenses)	-	-	-

Net (loss) income	(3,592)	23	(8)

Other comprehensive income (loss)	-	-	-

Comprehensive (loss) income	$(3,592)	$23	$(8)

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Cash flows from operating activities
Net (loss) income	$(3,592)	$23	$(8)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	3,171	-	-
Changes in operating assets and liabilities:
Amounts due from related party	(90)	-	-
Amounts due to related party	-	-	8
Other current assets from related parties	(60)	-	-
Accrual and other current liabilities	136	-	-
Accruals and other current liabilities to related parties	50	-	-
Other liabilities	83	-	-
Net cash (used in) provided by operating activities	(302)	23	-

Cash flows from investing activities:
Issuance of Promissory Notes receivable	-	(1,380)	-
Net cash used in investing activities	-	(1,380)	-

Cash flows from financing activities:
Proceeds from Promissory Notes Payable	-	1,380	-
Proceeds from exercise of warrants	600	-	-
Payments for reverse recapitalization and ordinary shares issuance costs	(250)	-	-
Net cash provided by financing activities	350	1,380	-

Net change in cash, cash equivalents, and restricted cash	48	23	-

Cash, cash equivalents, and restricted cash, beginning of period	-	-	-

Cash, cash equivalents, and restricted cash, end of period	$48	$23	$-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Cash paid for interest	$-	$-	$-
Cash paid for taxes	$-	$-	$-